LEASE (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
2020	$ 1,359	¥ 9,462
2021	1,359	9,462
2022	1,359	9,462
2023	1,359	9,462
2024	$ 1,359	¥ 9,462